Expense Example, No Redemption	May 29, 2026 USD ($)
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Class K
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	1,792
Expense Example, No Redemption, 5 Years	3,379
Expense Example, No Redemption, 10 Years	6,890
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	1,816
Expense Example, No Redemption, 5 Years	3,414
Expense Example, No Redemption, 10 Years	6,938
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Class K
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	3,674
Expense Example, No Redemption, 5 Years	6,254
Expense Example, No Redemption, 10 Years	9,971
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	3,674
Expense Example, No Redemption, 5 Years	6,254
Expense Example, No Redemption, 10 Years	9,971
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Class K
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Baillie Gifford International Alpha Fund | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Class K
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	391
Expense Example, No Redemption, 5 Years	738
Expense Example, No Redemption, 10 Years	1,718
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	422
Expense Example, No Redemption, 5 Years	791
Expense Example, No Redemption, 10 Years	1,828
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	701
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	285
Expense Example, No Redemption, 10 Years	640
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Alpha Fund | Class 5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	555
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford International Growth Fund | Class 5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	$ 530